EMPLOYEE RETENTION ALLOWANCE - Disclosure of detailed information about employee retention allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information Employee Allowance [Abstract]
Employee retention allowance, beginning balance	$ 171,867	$ 208,153
Disbursements		(19,547)
Foreign exchange gain (loss)	8,652	(16,739)
Employee retention allowance, ending balance	$ 180,519	$ 171,867